Cover	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Central Index Key	0001801170
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	TN